Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities
Net income (loss)	$ (7,859)	$ 577	$ 1,546
Adjustments to reconcile net income (loss) to net cash provided (used for) by operating activities:
Depreciation and amortization	1,008	563	326
Provision for loan losses	17,005	3,272	2,544
Stock option expense	810	642	665
Income on termination of swap	(353)	(852)	(796)
Deferred income taxes	(3,190)	(574)	(2,976)
Net gains on sales of investment securities available-for-sale	(19)	(349)
Net losses on sales of other real estate owned	343	15
Other than temporary securities impairment loss		698
Change in assets and liabilities:
Increase in accrued interest receivable	(26)	(296)	(275)
Increase in other assets	(2,363)	(3,632)	(1,041)
Increase (decrease) in accrued interest payable	(146)	(1,163)	617
Increase (decrease) in accrued expenses and other liabilities	3,086	(169)	2,038
Net cash provided by (used for) operating activities	8,296	(1,267)	2,648
Cash flows from investing activities
Net increase in loans	(17,118)	(28,764)	(146,545)
Purchases of premises and equipment	(217)	(100)	(1,053)
Proceeds from disposals of premises and equipment	51
Purchases of investment securities available-for-sale	(117,000)	(26,026)	(18,354)
Proceeds from sales of investment securities available-for-sale	2,155	11,490
Proceeds from maturities and call of investment securities available-for-sale	13,727	3,761	1,517
Improvements to other real estate owned	(93)	(432)
Proceeds from sale of other real estate owned	2,918	1,227
Proceeds from sale of interest rate swap			1,987
Redemption (purchase) of Federal Home Loan Bank stock	139	(327)	(1,446)
Purchase of other assets		(65)	(549)
Net cash used for investing activities	(115,438)	(39,236)	(164,443)
Cash flows from financing activities
Net increase in deposits	15,187	41,306	165,725
Net decrease in short-term borrowings	(6,115)	(972)	(8,842)
Proceeds from long-term borrowings			20,000
Proceeds from issuance of subordinated debt		6,895
Proceeds from issuance of common stock, net of costs	140,211
Net cash provided by financing activities	149,283	47,229	176,883
Net increase in cash and cash equivalents	42,141	6,726	15,088
Cash and cash equivalents, beginning	23,237	16,511	1,423
Cash and cash equivalents, ending	65,378	23,237	16,511
Supplemental disclosures of cash flow information:
Cash paid for interest	7,753	10,453	9,853
Cash paid for income taxes	950	2,105	256
Supplemental disclosure of noncash investing and financing activities:
Change in unrealized gain on available-for-sale securities, net of tax	(1,515)	261	(94)
Change in unrealized loss on interest rate swaps, net of tax	(641)	(1,082)	1,159
Loans transferred to other real estate owned	$ 2,864	$ 982	$ 1,431